Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	DREYFUS STATE MUNICIPAL BOND FUNDS
Central Index Key	0000806176
Amendment Flag	false
Document Creation Date	Aug. 28, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
A, C, I, Y, Z Class Prospectus | Dreyfus Connecticut Fund | Class A
Prospectus:
Trading Symbol	PSCTX
A, C, I, Y, Z Class Prospectus | Dreyfus Connecticut Fund | Class C
Prospectus:
Trading Symbol	PMCCX
A, C, I, Y, Z Class Prospectus | Dreyfus Connecticut Fund | Class Z
Prospectus:
Trading Symbol	DPMZX
A, C, I, Y, Z Class Prospectus | Dreyfus Connecticut Fund | Class I
Prospectus:
Trading Symbol	DTCIX
A, C, I, Y, Z Class Prospectus | Dreyfus Connecticut Fund | Class Y
Prospectus:
Trading Symbol	DPMYX
A, C, Z Class Prospectus | Dreyfus Massachusetts Fund | Class A
Prospectus:
Trading Symbol	PSMAX
A, C, Z Class Prospectus | Dreyfus Massachusetts Fund | Class C
Prospectus:
Trading Symbol	PCMAX
A, C, Z Class Prospectus | Dreyfus Massachusetts Fund | Class Z
Prospectus:
Trading Symbol	PMAZX
A, C, Z Class Prospectus | Dreyfus Pennsylvania Fund | Class A
Prospectus:
Trading Symbol	PTPAX
A, C, Z Class Prospectus | Dreyfus Pennsylvania Fund | Class C
Prospectus:
Trading Symbol	PPACX
A, C, Z Class Prospectus | Dreyfus Pennsylvania Fund | Dreyfus Pennsylvania Fund -Class Z
Prospectus:
Trading Symbol	DPENX
Class T Prospectus | Dreyfus Connecticut Fund | Class T
Prospectus:
Trading Symbol	DCTTX
Class T Prospectus | Dreyfus Massachusetts Fund | Class T
Prospectus:
Trading Symbol	DMATX
Class T Prospectus | Dreyfus Pennsylvania Fund | Class T
Prospectus:
Trading Symbol	DPATX